TAXES ON INCOME (Schedule of Income Taxes) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes on income (tax benefit):
Current		$ (507)	$ 1,739	$ (239)
Deferred		371	238	199
Taxes on income (tax benefit)		(136)	1,977	(40)
Taxes on income (tax benefit):
Domestic	[1]	325	1,049	(28)
Foreign		(461)	928	(12)
Taxes on income (tax benefit)		$ (136)	$ 1,977	$ (40)

[1]	Domestic refers to Canada for 2025 and 2024 and to Israel for 2023.